Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Advances to Suppliers [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties		$ 5,550,504
Accounts payable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties	$ 2,439,105
Advance from customer [Member] | Taizhou Huadi Material Technology Co. [Member]
Receivables from related parties:
Receivables from related parties	395,498
Accounts Receivable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties		1,438,303
Accounts Receivable [Member] | Taizhou Huadi Material Technology Co. [Member]
Receivables from related parties:
Receivables from related parties		2,543,394
Due to Related Parties [Member] | Di Wang [Member]
Liabilities to related parties:
Liabilities to related parties	(281,156)	(155,198)
Due to Related Parties [Member] | Bing Zhang [Member]
Liabilities to related parties:
Liabilities to related parties	$ (325,830)	$ (359,716)